Cover	Sep. 24, 2026
Cover [Abstract]
Entity Registrant Name	F&M Bank Corp.
Entity Central Index Key	0000740806
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 24, 2026
Entity File Number	000-13273
Entity Incorporation State Country Code	VA
Entity Tax Identification Number	54-1280811
Entity Address Address Line 1	P.O. Box 1111
Entity Address City Or Town	Timberville
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22853
City Area Code	540
Local Phone Number	896-8941
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false